Unaudited Condensed Consolidated Income Statements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues and other income
Operating lease, lease income	$ 1,854,183	$ 1,767,638	$ 3,726,675	$ 3,563,190
Net gain on sale of assets	223,198	57,098	513,718	234,016
Other income	89,832	62,016	168,547	166,578
Total Revenues and other income	2,167,213	1,886,752	4,408,940	3,963,784
Expenses
Depreciation and amortization	641,743	668,932	1,280,762	1,328,667
Net recoveries related to Ukraine Conflict	(28,380)	(972,822)	(28,380)	(972,822)
Asset impairment	8,685	2,369	14,557	5,609
Interest expense	468,469	518,866	935,557	1,021,726
(Gain) loss on debt extinguishment	(813)	1,982	(2,823)	1,982
Leasing expenses	149,868	94,539	260,097	175,284
Selling, general and administrative expenses	129,450	170,830	255,742	283,931
Total Expenses	1,369,022	484,696	2,715,512	1,844,377
Loss on investments at fair value	(2,941)	(22,533)	(3,867)	(23,928)
Income before income taxes and income of investments accounted for under the equity method	795,250	1,379,523	1,689,561	2,095,479
Income tax expense	(123,122)	(168,366)	(261,740)	(279,339)
Equity in net earnings of investments accounted for under the equity method	53,590	48,052	116,024	85,930
Net income	725,718	1,259,209	1,543,845	1,902,070
Net loss (income) attributable to non-controlling interest	2	0	4	(1)
Net income attributable to AerCap Holdings N.V.	$ 725,720	$ 1,259,209	$ 1,543,849	$ 1,902,069
Basic earnings per share (in USD per share)	$ 4.65	$ 7.24	$ 9.72	$ 10.76
Diluted earnings per share (in USD per share)	$ 4.59	$ 7.09	$ 9.56	$ 10.51
Weighted average shares outstanding—basic (in shares)	156,060,929	173,960,277	158,831,674	176,725,697
Weighted average shares outstanding—diluted (in shares)	157,962,558	177,541,220	161,430,610	181,062,000
Basic lease rents
Revenues and other income
Operating lease, lease income	$ 1,677,357	$ 1,652,669	$ 3,359,508	$ 3,301,730
Maintenance rents and other receipts
Revenues and other income
Operating lease, lease income	$ 176,826	$ 114,969	$ 367,167	$ 261,460